Collateral and Contractual Commitments for the Acquisition of Property, Plant and Equipment, Loans to Customers and Other - Additional Information (Detail)
shares in Millions, $ in Millions, R in Billions
	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2019 USD ($) € / shares shares	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 USD ($)
Disclosure of collateral and contractual commitments [line items]
Collateral given for own liabilities		$ 372.0		$ 404.0
Cash guarantees for liabilities		219.0
Property collateral given for remaining own liabilities		153.0
Commitments to purchase property plant and equipment		457.0		416.0
Contractual commitments to acquire loans to customers		151.0		171.0
Other commitments		$ 1,911.0		1,973.0
EUR [Member]
Disclosure of collateral and contractual commitments [line items]
Share price | € / shares		$ 72.71
Closing rate		15.777300	15.777300
Facilitation And Notional Vendor Funding [Member]
Disclosure of collateral and contractual commitments [line items]
Estimated obligation		$ 300.0	R 4.4
Number Of Shares Settlement | shares		3.8
Stock option plans [member]
Disclosure of collateral and contractual commitments [line items]
Loaned securities		$ 28.9
Ordinary shares [member] | Stock option plans [member]
Disclosure of collateral and contractual commitments [line items]
Stock lending arrangements shares | shares		30.0
CERVECERIA NACIONAL DOMINICANA S.A. [member] | Ambev [member]
Disclosure of collateral and contractual commitments [line items]
Ownership interest	55.00%	85.00%
Put option		$ 732.0		$ 632.0
SABMiller [Member]
Disclosure of collateral and contractual commitments [line items]
Estimated obligation		$ 700.0	R 9.8
Number Of Shares Settlement | shares		8.5